Short-term investments	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments	Short-term investments
Primarily consist of equity investments in public and private entities we receive as consideration during lending, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2021	Dec. 31, 2020

Public equities and share purchase warrants	FVTPL	4,113	6,751
Fixed income securities	FVTPL	—	731
Private holdings	FVTPL	2,020	1,993
Total short-term investments		6,133	9,475
Gains and losses on financial assets and liabilities classified at FVTPL are included in the Gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2021	Dec. 31, 2020

Co-investments in funds	FVTPL	68,765	82,467
Total co-investments		68,765	82,467
Gains and losses on co-investments in funds are included in the Gain (loss) on investments line in the consolidated statements of operations and comprehensive income.